Expense Example - (Nomura Fixed income mutual fund - Classes A, C, and Institutional)	Aug. 31, 2025 USD ($)
(Nomura Tax-Free USA Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 528
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	1,489
(Nomura Tax-Free USA Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	883
Expense Example, with Redemption, 10 Years	1,936
(Nomura Tax-Free USA Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	790
(Nomura Tax-Free USA Intermediate Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	349
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	737
Expense Example, with Redemption, 10 Years	1,318
(Nomura Tax-Free USA Intermediate Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	1,922
(Nomura Tax-Free USA Intermediate Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	$ 774